Revenues and other income	12 Months Ended
Dec. 31, 2019
Revenues and other income
Revenues and other income

28 Revenues and other income

Sales from operations

			Refining &
	Exploration &		Marketing and	Corporate and
(€ million)	Production	Gas & Power	Chemical	Other activities	Total
2019
Sales from operations	10,499	38,160	21,017	205	69,881
Products sales and service revenues
Sales of crude oil	3,505	17,334	27		20,866
Sales of oil products	1,189	3,000	16,615		20,804
Sales of natural gas and LNG	5,454	12,468			17,922
Sales of petrochemical products		316	3,772	22	4,110
Sales of other products	68	2,502	16	7	2,593
Services	283	2,540	587	176	3,586
Total	10,499	38,160	21,017	205	69,881
Transfer of goods/services
Goods/Services transferred in a specific moment	9,946	38,047	20,768	87	68,848
Goods/Services transferred over a period of time	553	113	249	118	1,033
2018
Sales from operations	9,943	43,109	22,594	176	75,822
Products sales and service revenues
Sales of crude oil	3,982	18,471			22,453
Sales of oil products	1,133	4,053	17,213		22,399
Sales of natural gas and LNG	4,554	15,088			19,642
Sales of petrochemical products		762	4,777	35	5,574
Sales of other products	27	2,363	20	11	2,421
Services	247	2,372	584	130	3,333
Total	9,943	43,109	22,594	176	75,822
Transfer of goods/services
Goods/Services transferred in a specific moment	9,676	42,979	22,535	106	75,296
Goods/Services transferred over a period of time	267	130	59	70	526
2017
Sales from operations	7,131	39,846	19,771	171	66,919
Products sales and service revenues
Sales of crude oil	2,431	17,693	17		20,141
Sales of oil products	1,030	3,930	14,615		19,575
Sales of natural gas and LNG	3,470	11,643			15,113
Sales of petrochemical products		147	4,591	32	4,770
Sales of other products	14	2,021	21	12	2,068
Services	186	4,412	527	127	5,252
Total	7,131	39,846	19,771	171	66,919

(€ million)	2019	2018
Revenues associated with contract liabilities at the beginning of the period	747	342
Revenues associated with performance obligations totally or partially satisfied in previous years	10	11

Sales from operations by industry segment and geographical area of destination are disclosed in note 35 – Segment information and information by geographic area.

Sales from operations with related parties are disclosed in note 36 – Transactions with related parties.

Other income and revenues

(€ million)	2019	2018	2017
Gains from sale of assets and businesses	152	454	3,288
Other proceeds	1,008	662	770
	1,160	1,116	4,058

In 2019, gains from the sale of assets and businesses related for €146 million to assets of the Exploration & Production segment. In 2018, gains from the sale of assets and businesses related to the divestment of a 10% stake in the Zohr project for €428 million. In 2017, the amount related to the divestment of a 25% stake in natural gas-rich Area 4 offshore Mozambique (€1,985 million) and of a 40% stake in the Zohr project (€1,281 million).

Other proceeds include €368 million related to the recovery of the cost share of right-of-use assets pertaining to partners of non-incorporated joint operations operated by Eni.

Other income and revenues with related parties are disclosed in note 36 – Transactions with related parties.